17. COMMITMENTS: Schedule of future minimum lease payments (Details)	12 Months Ended
Dec. 31, 2018 CAD ($)
Total future minimum lease payments	$ 109,560
Not later than one year
Total future minimum lease payments	50,958
Later than one year and not later than five years
Total future minimum lease payments	$ 58,602